Property, Plant and Equipment (Details Textual) (USD $)	3 Months Ended				6 Months Ended	9 Months Ended				3 Months Ended		9 Months Ended		3 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 AlaTenn system [Member]	Dec. 31, 2012 AlaTenn system [Member]	Sep. 30, 2013 Gathering and Processing Assets [Member]	Sep. 30, 2012 Gathering and Processing Assets [Member]	Sep. 30, 2013 Gathering and Processing Assets [Member]	Sep. 30, 2012 Gathering and Processing Assets [Member]	Sep. 30, 2013 Fair Value, Inputs, Level 3 [Member] Gathering and Processing Assets [Member] Income Approach Valuation Technique [Member]	Sep. 30, 2013 Fair Value, Inputs, Level 3 [Member] Gathering and Processing Assets [Member] Discounted Cash Flow Technique [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross								$ 99,500,000	$ 26,100,000
Capitalized interest	100,000					100,000
Depreciation	6,500,000					18,900,000
AROs included in other liabilities for specific assets						25,763,000
Accretion expense, included in depreciation expense	200,000			100,000	100,000	358,000
Insurance proceeds from involuntary conversion of property, plant and equipment	600,000	500,000				482,000	0
Gain on involuntary conversion of property, plant and equipment	0	400,000	0			343,000	0
Gain (loss) on involuntary conversion of property, plant and equipment	0	100,000	0			15,232,000	0
Proceeds from Insurance Settlement, Operating Activities						1,100,000
Assumed discount rate	0.00%													0.00%
Decline in throughput volumes, rate														2.50%
Impairment										$ 0	$ 0	$ 1,807,000	$ 0		$ 1,800,000